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ADAM T. TEUFEL

adam.teufel@dechert.com
+1 202 261 3464 Direct
+1 202 261 3164 Fax

February 25, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Funds (the “Trust” or “Registrant”)
(File Nos. 333-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 184 (“PEA 184”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 241 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 184 is being filed to register Class A, Class C and Class D shares of the PIMCO Convertible Fund (the “Fund”), an existing series of the Registrant. PEA 184 does not affect the currently effective prospectuses and Statement of Additional Information for other series and classes of the Trust’s shares.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request that PEA No. 184 receive selective review from the Commission and its Staff of the disclosure related to Class A, Class C and Class D shares of the Fund due to the fact that, except for the disclosure relating to Class A, Class C and Class D shares of the Fund, the disclosure set forth in PEA 184 is “not substantially different”1 from the disclosure that has previously been filed with the Commission on (i) November 3, 2010 pursuant to Rule 485(b) under the 1933 Act (Accession No. 0001193125-10-246221) with respect to the Bond Funds Prospectus for Institutional Class, Class M, Class P, Administrative Class and Class D shares, and (ii) July 27, 2010 pursuant to Rule 485(b) under the 1933 Act (Accession No. 0001193125-10-167531) with respect to the Bond Funds Prospectus for Class A, Class B, Class C and Class R shares, which, among other things, were filed to reflect prior comments by the Staff.

[1]	See Investment Company Act Rel. No. 13768.

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No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel
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